As filed with the Securities and Exchange Commission on December 8, 2000
                                                 1933 Act File No.  333-
                            1940 Act File No.  811-08953

                                       U. S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    Form N-2
                                           (Check appropriate box or boxes)

[X]      REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
[_]      Pre-Effective Amendment No. __________

[_]      Post-Effective Amendment No.  __________

                  and

[X]      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY  ACT OF 1940
[X]      Amendment No. 6

                           Liberty Floating Rate Fund
                (formerly Liberty-Stein Roe Advisor Floating Rate Fund)
                 Exact Name of Registrant as Specified in Declaration of Trust
                              One Financial Center
                           Boston, Massachusetts 02111
  Address of Principal Executive Offices (Number, Street, City, State, Zip Code)
                                (800) 338-0593
               Registrant's Telephone Number, including Area Code


           Kevin M. Carome                              Cameron S. Avery
Executive Vice-President and Secretary                 Bell, Boyd & Lloyd LLC
     Liberty Floating Rate Fund                70 W. Madison Street, Suite 3300
        One Financial Center                             Chicago, IL 60602
          Boston, MA 02111

           Approximate Date of Proposed Public Offering: December 8, 2000



If any of the securities being registered on this form are offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box. [X]

   It is proposed that this filing will become effective (check appropriate box)

     [_] when declared  effective  pursuant to section 8(c)
     [X]  immediately upon  filing  pursuant  to  paragraph  (b)
     [ ] on  (date)  pursuant  to paragraph (b)
     [_] 60 days after filing pursuant to paragraph (a)
     [_] on(date) pursuant to paragraph (a) of Rule 486

         [_] This post-effective amendment designates a new effective date for a previously filed registration statement.
         [_] The Form is filed to register additional securities for an offering pursuant to Rule 462(b) under the Securities Act and the Securities Act registration number of the earlier effective registration statement is
-------.

         The Registration Statement incorporates a combined prospectus pursuant to Rule 429 which relates to earlier registration statements filed by the Registrant on August 18, 1998, as amended to date (File No. 333-61751 - Class Z Shares) and September 15, 1999, as amended to date (File No. 333-87177 - Class A, B and C Shares).



               CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933


                                                                        Proposed Maximum
  Title of Securities Being         Amount         Proposed Maximum        Aggregate           Amount of
         Registered            Being Registered   Offering Price Per   Offering Price (1)  Registration Fee

                                                  Unit


 Common Shares of Beneficial
          Interest
           Class A              20,000,000(1)           $9.90             $198,000,000        $52,272(3)
           Class B              15,000,000(1)           $9.90             $148,500,000        $39,204(3)
           Class C              20,000,000(1)           $9.90             $198,000,000        $52,272(3)

 Common Shares of Beneficial
          Interest
           Class A              10,000,000(2)           $10.07            $100,700,000       $27,994.60(4)
           Class B              10,000,000(2)           $10.07            $100,700,000       $27,994.60(4)
           Class C              10,000,000(2)           $10.07            $100,700,000       $27,994.60(4)
           Class Z              10,000,000(2)           $10.00            $100,000,000       $29,500.60(4)


(1) Currently being registered.
(2) Previously registered.
(3) Calculated pursuant to Rule 457(d) based on the net asset value per share of $9.90 as of December 1, 2000. (4) Estimated solely for the purpose of calculating the registration fee.

         This Registration Statement has also been signed by Stein Roe Floating Rate Limited Liability Company.

         Registrant's prospectus (Class Z) and statement of additional information (Class Z) dated November 1, 1999 (each as supplemented) as filed with the Securities and Exchange Commission ("SEC") on August 18, 1998 as amended to date (File Nos. 333- 61751 and 811-08953) and Registrant's prospectus (Class A, B and C) and statement of additional information (Class A, B and C) dated November 1, 1999 (each as supplemented) as filed with the SEC on September 15, 1999 (File Nos. 333-87177 and 811-08953) are incorporated into this filing by reference.

                           LIBERTY FLOATING RATE FUND
  Cross reference sheet pursuant to rule 495(a) of Regulation C

Item No.                     Location or caption

References are to captions within the part of the registration statement to which the particular item relates except as otherwise indicated

                      Part A (Prospectus)

1.  Outside Front Cover      Cover Page

2.  Cover Pages; Other       Cover Page; Outside Back Cover
    Offering Information

3.  Fee Table and Synopsis   Fund Expenses; Prospectus Summary

4.  Financial Highlights     Financial Statements

5.  Plan of Distribution     Cover Page; Use of Proceeds; How
                             to Purchase Shares

6.  Selling Shareholders     Not applicable

7.  Use of Proceeds          Use of Proceeds; Investment
                             Objective and Policies; How the
                             Portfolio Invests; Special Risk
                             Considerations; Other Investment
                             Practices

8.  General Description of
    the Registrant           Prospectus Summary; The Fund;
                             Investment Objectives and Policies;
                             How the Portfolio Invests; Special
                             Risk Considerations; Other
                             Investment Practice; How to
                             Purchase Shares; Organization and
                             Description of Shares; Master
                             Fund/Feeder Fund: Structure and
                             Risk Factors

9.  Management               Management of the Fund;
                             Organization and Description of
                             Shares; Master Fund/Feeder Fund:
                             Structure and Risk Factors

10. Capital Stock; Long-     The Fund; Distributions and Income
    Term Debt and Other      Taxes; Periodic Repurchase Offers;
    Securities               Organization and Description of
                             Shares

11. Defaults and Arrears on
    Senior Securities        Not applicable

12. Legal Proceedings        Not applicable

13. Table of Contents of     Table of Contents of Statement
    the Statement of         of Additional Information
    Additional Information

           Part B (Statement of Additional Information)

14. Cover Page               Cover Page

15. Table of Contents        Table of Contents

16. General Information
    and History              Not applicable

17. Investment Objective
    and Policies             Investment Policies; Portfolio
                             Investments and Strategies;
                             Investment Restrictions

18. Management               Management

19. Control Persons and
    Principal Holders of
    Securities               Principal Shareholders

20. Investment Advisory and
    Other Services           Investment Advisory and Other
                             Services; Bookkeeping and Accounting;
                             Distributor; Transfer Agent;
                             Custodian

21. Brokerage Allocation
    and Other Practices      Portfolio Transactions

22. Tax Status               Additional Income Tax Considerations

23. Financial Statements     Financial Statements

                  Part C (Other Information)
       24   Financial Statements and Exhibits
       25   Marketing Arrangements
       26   Other Expenses of Issuance and Distribution
       27   Persons Controlled By or Under Common Control With
            Registrant
       28   Number of Holders of Securities
       29   Indemnification
       30   Business and Other Connections of Investment Adviser
       31   Location of Accounts and Records
       32   Management Services
       33   Undertakings

                           Liberty Floating Rate Fund
                    Supplement to November 1, 1999 Prospectus
                             Class A, B and C Shares

The prospectus is amended as follows:

1. All references in the prospectus to the number of Shares of each class of the Fund registered with the SEC are amended to reflect the registration of an additional shares of 20,000,000 for Class A, 15,000,000 for Class B and 20,000,000 for Class C, bringing the total number of registered shares of each class to 30,000,000 for Class A, 25,000,000 for Class B and 20,000,000 for Class C.

2.       The table on the inside front cover is deleted and revised as follows:

                                Price to Public(1)           Maximum Sales Load(2)        Proceeds to Fund(3)
Per Class A Share               $10.25                       $0.35                        $9.90
   Total                        $205,000,000                                              $198,000,000
Per Class B Share               $9.90                        None                         $9.90
   Total                        $148,500,000                                              $148,500,000
Per Class C Share               $9.90                        None                         $9.90
   Total                        $198,000,000                                              $198,000,000
(1) The shares are offered on a best efforts basis at a price equal to net asset value.  The shares are offered  continuously.  The minimum  initial  purchase is
$2,500. No arrangements have been made to place the funds in an escrow, trust or similar  arrangement.  As of Dec. 1, 2000, net asset value per share of the Fund was $ 9.90. (2) The maximum  initial sales load on Class A shares is 3.5% of the public offering price.  Class B and Class C shares are not subject to an initial sales  load but are  subject  to an early  withdrawal  charge.  Class A, B and C shares are  subject  to a  distribution  fee and a service  fee.  Liberty  Funds
Distributor,  Inc.  (Distributor)  will pay all sales  commissions to authorized dealers from its own assets.
(3)      Assumes the sale of all shares registered hereby.

3.      The paragraph under "USE OF PROCEEDS" is deleted and revised as follows:

         The net proceeds from the sale of shares offered hereby will be invested typically within 30 days after receipt, in accordance with the Fund's investment objective and policies. Pending investment by the Portfolio, the proceeds may be invested in high quality, short-term securities, and the Portfolio may not achieve its objective during this time. The estimated offering expenses in connection with this Registration Statement are $251,829.40.

4.       The lead in and the table at the bottom of page 38 is deleted and revised as follows:
As of November 30, 2000, the following shares of the Fund were outstanding:
------------------------------- -------------- ----------------------------- ----------------------------

                                                                                     (4)
                                     (2)                   (3)                   Amount Outstanding
             (1)                   Amount       Amount held by Fund or for    Exclusive of Amount Shown
        Title of Class           Authorized            its Account                    Under (3)
------------------------------- -------------- ----------------------------- ----------------------------
------------------------------- -------------- ----------------------------- ----------------------------
Class A                         Unlimited                   0                      18,457,736
------------------------------- -------------- ----------------------------- ----------------------------
------------------------------- -------------- ----------------------------- ----------------------------
Class B                         Unlimited                   0                      13,419,523
------------------------------- -------------- ----------------------------- ----------------------------
------------------------------- -------------- ----------------------------- ----------------------------
Class C                         Unlimited                   0                      15,483,004
------------------------------- -------------- ----------------------------- ----------------------------
------------------------------- -------------- ----------------------------- ----------------------------
Class Z                         Unlimited                   0                           806,185
------------------------------- -------------- ----------------------------- ----------------------------


                           Liberty Floating Rate Fund
                    Supplement to November 1, 1999 Prospectus
                                 Class Z Shares

The prospectus is amended as follows:

The lead in and the table at the bottom of page 38 is deleted and revised as follows:

As of November 30, 2000, the following shares of the Fund were outstanding:
------------------------------- -------------- ----------------------------- ----------------------------

                                                                                         (4)
                                     (2)                   (3)                   Amount Outstanding
             (1)                   Amount       Amount held by Fund or for    Exclusive of Amount Shown
        Title of Class           Authorized            its Account                    Under (3)
------------------------------- -------------- ----------------------------- ----------------------------
------------------------------- -------------- ----------------------------- ----------------------------
Class A                         Unlimited                   0                      18,457,736
------------------------------- -------------- ----------------------------- ----------------------------
------------------------------- -------------- ----------------------------- ----------------------------
Class B                         Unlimited                   0                      13,419,523
------------------------------- -------------- ----------------------------- ----------------------------
------------------------------- -------------- ----------------------------- ----------------------------
Class C                         Unlimited                   0                      15,483,004
------------------------------- -------------- ----------------------------- ----------------------------
------------------------------- -------------- ----------------------------- ----------------------------
Class Z                         Unlimited                   0                         806,185
------------------------------- -------------- ----------------------------- ----------------------------


INSERT 8/31/00 AUDITED FINANCIALS

                             PART C

Item 24.  Financial Statements and Exhibits

(1) Financial Statements:

    (a) Financial statements included in Part A of this registration statement: Financial Highlights.

    (b) Financial statements included in Part B of this registration statement: 8/31/00 annual report.


(2) Exhibits: [Note: As used herein, the term "Registration Statement" refers to the Registration Statement of the Registrant on Form N-2 under the Securities Act of 1933, No. 333-61751. The term "Pre-Effective Amendment" refers to a pre-effective amendment to the Registration Statement and the term "PEA" refers to a post-effective amendment to the Registration Statement.]

    a.(1) Agreement and Declaration of Trust as amended and restated on Nov. 3, 1998. (Exhibit a to Pre-Effective
           Amendment No. 1.)*
     (2) Amendment effective Oct. 18, 1999 to Agreement and
           Declaration of Trust. (Exhibit to PEA # 1)*
     (3) Amendment dated May 22, 2000 to the Agreement and Declaration of Trust.

    b. (1) By-laws of Registrant dated August 13, 1998 as amended on Sept. 25, 1998. (Exhibit b to Pre-Effective Amendment No. 1.)*
         (2) Amendment to By-laws.
         (3) Amendment to By-laws.

    c. None.

    d. None.

    e. None.

    f. None.

    g. Portfolio Management Agreement between Stein Roe Floating
       Rate Limited Liability Company and Stein Roe & Farnham
       Incorporated dated 11/20/98 as amended through 8/3/99.
       (Exhibit g to PEA #2.)*

    h. Underwriting Agreement between Registrant and Liberty Funds Distributor, Inc. dated 8/4/99. (Exhibit h to PEA #2.)*

    i. None.

    j. Form of Custodian Contract between Registrant and State
       Street Bank and Trust Company. (Exhibit j to Pre-Effective Amendment No. 1.)*

    k. (1) Transfer Agency Agreement between Registrant and
           Liberty Funds Services, Inc. dated 8/3/99. (Exhibit k(1) to PEA #2.)*
       (2) Accounting and Bookkeeping Agreement between
           Registrant and Stein Roe & Farnham Incorporated dated 8/3/99. (Exhibit k(2) to PEA #2.)*
       (3) Administrative Agreement between Registrant and Stein Roe & Farnham Incorporated dated 11/20/98 as amended through 8/3/99. (Exhibit k(3) to PEA #2.)*

    l. (1) Opinion and consent of Bell, Boyd & Lloyd. (Exhibit 1 to Pre-Effective Amendment No. 1.)*
       (2) Opinion and consent of Bell, Boyd & Lloyd with respect to Classes A, B, C and Z.

    m. None.

    n. Consent of PricewaterhouseCoopers LLP..

    o. None.

    p. Initial Capital Agreement. (Exhibit p to Pre-Effective
       Amendment No. 2.)*

    q. Stein Roe & Farnham Funds Individual Retirement Account
       Plan.  Stein Roe & Farnham Prototype Paired Defined
       Contribution Plan.  (Exhibit q to Pre-Effective Amendment
       No. 1.)*

    r. (1) Miscellaneous: Rule 12b-1 distribution plan and Rule 18f-3 plan. (Exhibit r to PEA #4.)*

         (2) Revised Code of Ethics-filed as Exhibit 23(p) to Registration Statement on Form N-1A to Liberty Funds Trust V (file #033-12109 and 811-05030) filed on August 31, 2000 and hereby incorporated by reference and made a part of this Registration Statement.

    ----------

    *Incorporated by reference.

Item 25.  Marketing Arrangements

     None.

Item 26.  Other Expenses of Issuance and Distribution

     Registration Fees                     $101,831.40
     National Association of Securities
        Dealers, Inc. Fees                  $0
     State Fees                             $0
     Printing Fees                          $1,000**
     Rating Agency Fees                     $0
     Legal and Accounting Fees              $5,250**
     ------------
     **Estimated fees

Item 27.  Persons Controlled By or Under Common Control with Registrant


     The Registrant does not consider that it is directly or indirectly controlling, controlled by, or under common control with other persons within the meaning of this Item. The information in the Statement of Additional Information under the captions "Management," "Investment Advisory and Other Services" and "Transfer Agent" is incorporated by reference.

Item 28.  Number of Holders of Securities

                                        Number of Record Holders
         Title of Class                       as of 10/31/00
  -----------------------------------   ------------------------
  Class A                                            3,233
  Class B                                            3,069
  Class C                                            2,762
  Class Z                                              177

Item 29.  Indemnification

     Article Eight of the Agreement and Declaration of Trust of Registrant (Exhibit 1), which Article is incorporated herein by reference, provides that Registrant shall provide indemnification of its trustees and officers (including each person who serves or has served at Registrant's request as a director, officer, or trustee of another organization in which Registrant has any interest as a shareholder, creditor or otherwise) ("Covered Persons") under specified circumstances.

     Section 17(h) of the Investment Company Act of 1940 ("1940 Act") provides that neither the Agreement and Declaration of Trust nor the By-Laws of Registrant, nor any other instrument pursuant to which Registrant is organized or administered, shall contain any provision which protects or purports to protect any trustee or officer of Registrant against any liability to Registrant or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. In accordance with Section 17(h) of the 1940 Act, Article Eight shall not protect any person against any liability to Registrant or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

     Unless otherwise permitted under the 1940 Act,

     (i) Article Eight does not protect any person against any liability to Registrant or to its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office;

     (ii) in the absence of a final decision on the merits by a court or other body before whom a proceeding was brought that a Covered Person was not liable by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office, no indemnification is permitted under Article Eight unless a determination that such person was not so liable is made on behalf of Registrant by (a) the vote of a majority of the trustees who are not "interested persons" of Registrant, as defined in Section 2(a)(19) of the 1940 Act ("disinterested trustees"), or (b) an independent legal counsel as expressed in a written opinion; and

     (iii) Registrant will not advance attorneys' fees or other expenses incurred by a Covered Person in connection with a civil or criminal action, suit or proceeding unless Registrant receives an undertaking by or on behalf of the Covered Person to repay the advance (unless it is ultimately determined that he is entitled to indemnification) and (a) the Covered Person provides security for his undertaking, or (b) Registrant is insured against losses arising by reason of any lawful advances, or (c) a majority of the disinterested, non-party trustees of Registrant or an independent legal counsel as expressed in a written opinion, determine, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.

     Any approval of indemnification pursuant to Article Eight does not prevent the recovery from any Covered Person of any amount paid to such Covered Person in accordance with Article Eight as indemnification if such Covered Person is subsequently adjudicated by a court of competent jurisdiction not to have acted in good faith in the reasonable belief that such Covered Person's action was in, or not opposed to, the best interests of Registrant or to have been liable to Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of such Covered Person's office.

     Article Eight also provides that its indemnification provisions are not exclusive.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Securities Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

     Registrant, its trustees and officers, its investment adviser, the other investment companies advised by the adviser, and persons affiliated with them are insured against certain expenses in connection with the defense of actions, suits, or proceedings, and certain liabilities that might be imposed as a result of such actions, suits, or proceedings. Registrant will not pay any portion of the premium for coverage under such insurance that would (1) protect any trustee or officer against any liability to Registrant or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office or (2) protect its investment adviser or principal underwriter, if any, against any liability to Registrant or its shareholders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, in the performance of its duties, or by reason of its reckless disregard of its duties and obligations under its contract or agreement with the Registrant; for this purpose the Registrant will rely on an allocation of premiums determined by the insurance company.

     Pursuant to the indemnification agreement among the Registrant, its transfer agent and its investment adviser, the Registrant, its trustees, officers and employees, its transfer agent and the transfer agent's directors, officers, and employees are indemnified by Registrant's investment adviser against any and all losses, liabilities, damages, claims and expenses arising out of any act or omission of the Registrant or its transfer agent performed in conformity with a request of the investment adviser that the transfer agent and the Registrant deviate from their normal procedures in connection with the issue, redemption or transfer of shares for a client of the investment adviser.

     Registrant, its trustees, officers, employees and representatives and each person, if any, who controls the Registrant within the meaning of Section 15 of the Securities Act of 1933 are indemnified by the distributor of Registrant's shares (the "distributor"), pursuant to the terms of the distribution agreement, which governs the distribution of Registrant's shares, against any and all losses, liabilities, damages, claims and expenses arising out of the acquisition of any shares of the Registrant by any person which (i) may be based upon any wrongful act by the distributor or any of the distributor's directors, officers, employees or representatives or (ii) may be based upon any untrue or alleged untrue statement of a material fact contained in a registration statement, prospectus, statement of additional information, shareholder report or other information covering shares of the Registrant filed or made public by the Registrant or any amendment thereof or supplement thereto or the omission or alleged omission to state therein a material fact required to be stated therein or necessary to make the statement therein not misleading if such statement or omission was made in reliance upon information furnished to the Registrant by the distributor in writing. In no case does the distributor's indemnity indemnify an indemnified party against any liability to which such indemnified party would otherwise be subject by reason of willful misfeasance, bad faith, or negligence in the performance of its or his duties or by reason of its or his reckless disregard of its or his obligations and duties under the distribution agreement.

Item 30.  Business and Other Connections of Investment Adviser

Stein Roe & Farnham Incorporated ("Stein Roe"), the investment adviser, is a wholly owned subsidiary of SteinRoe Services Inc. ("SSI"), which in turn is a wholly owned subsidiary of Liberty Financial Companies, Inc., which is a majority owned subsidiary of Liberty Corporation Holdings, Inc., which is a wholly owned subsidiary of LFC Holdings, Inc., which in turn is a subsidiary of Liberty Mutual Equity Corporation, which in turn is a subsidiary of Liberty Mutual Insurance Company. Stein Roe acts as investment adviser to individuals, trustees, pension and profit-sharing plans, charitable organizations, and other investors. In addition to Registrant, it also acts as investment adviser to other investment companies having different investment policies.

For a two-year business history of officers and directors of Stein Roe, please refer to the Form ADV of Stein Roe & Farnham Incorporated and to the section of the statement of additional information (Part B) entitled "Investment Advisory and Other Services."

Certain directors and officers of Stein Roe also serve and have during the past two years served in various capacities as officers, directors, or trustees of SSI, of Colonial Management Associates, Inc. (which is a subsidiary of Liberty Financial Companies, Inc.), and of the Registrant and other investment companies managed by Stein Roe. (The listed entities are located at One South Wacker Drive, Chicago, Illinois 60606, except for Colonial Management Associates, Inc., which is located at One Financial Center, Boston, MA 02111, and SteinRoe Variable Investment Trust and Liberty Variable Investment Trust, which are located at Federal Reserve Plaza, Boston, MA 02210.) A list of such capacities is given below.


                                POSITION FORMERLY
                                   HELD WITHIN
                      CURRENT POSITION              PAST TWO YEARS
                      -------------------           --------------

STEINROE SERVICES INC.
Kevin M. Carome       Assistant Clerk
Kenneth J. Kozanda                                VP; Treasurer
C. Allen Merritt, Jr. Director; Vice President

COLONIAL MANAGEMENT ASSOCIATES, INC.
Ophelia L. Barsketis  Senior Vice President
Kevin M. Carome       Senior Vice President
William M. Garrison   Vice President
Stephen E. Gibson     Chairman, President and
                               Chief Executive Officer
Loren A. Hansen       Senior Vice President
Clare M. Hounsell     Vice President
Deborah A. Jansen     Senior Vice President
North T. Jersild      Vice President
Joseph R. Palombo     Executive Vice President
Yvonne T. Shields     Vice President

SR&F BASE TRUST
William D. Andrews    Executive Vice-President
Christine Balzano     Vice President
David P. Brady        Vice-President
Daniel K. Cantor      Vice-President
Kevin M. Carome       Executive VP                     VP; Secretary
Denise E. Chasmer     Vice President
Stephen E. Gibson     President
Erik P. Gustafson     Vice-President
Loren A. Hansen       Executive Vice-President
Harvey B. Hirschhorn  Vice-President
Michael T. Kennedy    Vice-President
Gail D. Knudsen       Vice President
Stephen F. Lockman    Vice-President
Mary D. McKenzie      Vice President
Jane M. Naeseth       Vice-President
Maureen G. Newman     Vice-President
Nicholas S. Norton    Vice President
Joseph R. Palombo     Trustee
Veronica M. Wallace   Vice-President

LIBERTY-STEIN ROE FUNDS INCOME TRUST; LIBERTY-STEIN ROE FUNDS
INSTITUTIONAL TRUST; AND LIBERTY-STEIN ROE FUNDS TRUST
William D. Andrews    Executive Vice-President
Christine Balzano     Vice President
Kevin M. Carome       Executive VP              VP;Secy.
Denise E. Chasmer     Vice President
Stephen E. Gibson     President
Loren A. Hansen       Executive Vice-President
Michael T. Kennedy    Vice-President
Gail D. Knudsen       Vice President
Stephen F. Lockman    Vice-President
Mary D. McKenzie      Vice President
Jane M. Naeseth       Vice-President
Nicholas S. Norton         Vice President
Joseph R. Palombo          Trustee

LIBERTY-STEIN ROE FUNDS INVESTMENT TRUST
William D. Andrews    Executive Vice-President
Christine Balzano     Vice President
David P. Brady        Vice-President
Daniel K. Cantor      Vice-President
Kevin M. Carome       Executive VP               VP; Sec; Asst. Secy.
Denise E. Chasmer     Vice President
William M. Garrison   Vice-President
Stephen E. Gibson     President
Erik P. Gustafson     Vice-President
Loren A. Hansen       Executive Vice-President
Harvey B. Hirschhorn  Vice-President
Gail D. Knudson       Vice President
Mary D. McKenzie      Vice President
Nicholas S. Norton    Vice President
Joseph R. Palombo     Trustee


LIBERTY-STEIN ROE ADVISOR TRUST
William D. Andrews    Executive Vice-President
David P. Brady        Vice-President
Christine Balzano     Vice President
Daniel K. Cantor      Vice-President
Kevin M. Carome       Executive VP;         VP;Sec; Asst. Secy.
Denise E. Chasmer     Vice President
Stephen E. Gibson     President
Erik P. Gustafson     Vice-President
Loren A. Hansen       Executive Vice-President
Harvey B. Hirschhorn  Vice-President
Gail D. Knudson       Vice President
Michael T. Kennedy    Vice-President
Stephen F. Lockman    Vice-President
Mary D. McKenzie      Vice President
Maureen G. Newman     Vice-President
Nicholas S. Norton    Vice President
Joseph R. Palombo     Trustee

LIBERTY-STEIN ROE FUNDS MUNICIPAL TRUST
William D. Andrews    Executive Vice-President
Christine Balzano     Vice President
Kevin M. Carome       Executive VP        VP; Sec; Asst. Secy.
Denise E. Chasmer     Vice President
Stephen E. Gibson     President
Loren A. Hansen       Executive Vice-President
Brian M. Hartford     Vice-President
Gail D. Knudsen       Vice President
William C. Loring     Vice-President
Mary D. McKenzie      Vice President
Maureen G. Newman     Vice-President
Nicholas S. Norton    Vice President
Joseph R. Palombo     Trustee
Veronica M. Wallace   Vice-President


STEINROE VARIABLE INVESTMENT TRUST
William D. Andrews    Executive Vice-President
Christine Balzano     Vice President
Kevin M. Carome       Executive VP         VP; Sec; Asst. Secy.
Denise E. Chasmer     Vice President
William M. Garrison   Vice President
Stephen E. Gibson     President
Erik P. Gustafson     Vice President
Loren A. Hansen       Executive Vice-President
Harvey B. Hirschhorn  Vice President
Michael T. Kennedy    Vice President
Gail D. Knudsen       Vice President
Mary D. McKenzie      Vice President
Jane M. Naeseth       Vice President
Nicholas S. Norton    Vice President
Joseph R. Palombo     Trustee
William M. Wadden IV       Vice President

LIBERTY FLOATING RATE FUND; LIBERTY-STEIN ROE
INSTITUTIONAL FLOATING RATE INCOME FUND, STEIN ROE FLOATING RATE
LIMITED LIABILITY COMPANY
William D. Andrews    Executive Vice-President
Kevin M. Carome       Executive VP        VP;Sec; Asst. Secy.
Christine Balzano    Vice President
Denise E. Chasmer    Vice President
Stephen E. Gibson     President
Brian W. Good         Vice-President
James R. Fellows      Vice-President
Loren A. Hansen       Executive Vice-President
Gail D. Knudsen       Vice President
Mary D. McKenzie      Vice President
Nicholas S. Norton         Vice President
Joseph R. Palombo          Trustee

LIBERTY VARIABLE INVESTMENT TRUST
Ophelia L. Barsketis  Vice President
Deborah A. Jansen     Vice President
Kevin M. Carome       Vice President


Item. 31.  Location of Accounts and Records

     Registrant maintains the records required to be maintained by it under Rules 31a-1(a), 31a-1(b), and 31a-2(a) under the Investment Company Act of 1940 at its principal executive offices at One South Wacker Drive, Chicago, Illinois 60606. Certain records, including records relating to Registrant's shareholders and the physical possession of its securities, may be maintained pursuant to Rule 31a-3 at the main office of Registrant's transfer agent or custodian.

Item 32.  Management Services

     None.

Item 33.  Undertakings

1. The Registrant undertakes to suspend the offering of shares until the prospectus is amended if: (a) subsequent to the effective date of the Registration Statement, the net asset value declines more than 10 percent from its net asset value as of the effective date of the Registration
    Statement; or (b) the net asset value increases to an amount greater than its net proceeds as stated in the prospectus.

2.  Not applicable.

3.  Not applicable.

4.  The Registrant undertakes:
    a. To file, during any period in which offers or sales are being made, a post-effective amendment to the
       registration statement:
       (1) To include any prospectus required by Section
           10(a)(3) of the 1933 Act;
       (2) To reflect in the prospectus any facts or events after the effective date of the registration statement (or the most recent post-effective amendment thereof) which, individually or in the aggregate, represent a fundamental change in the information set forth in the registration statement; and
       (3) To include any material information with respect to the plan of distribution not previously disclosed in the registration statement or any material change to such information in the registration statement.
     b. That, for the purpose of determining any liability under the 1933 Act, each such post-effective amendment shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of those securities at that time shall be deemed to be the initial bona fide offering thereof; and
     c. To remove from registration by means of a post-effective amendment any of the securities being registered which remain unsold at the termination of the offering.
     d. To send by first class mail or other means designed to ensure equally prompt delivery, within two business days of receipt of a written or oral request, any Statement of Additional Information.

5.  Not applicable

                         POWER OF ATTORNEY FOR SIGNATURE



The undersigned constitutes Nancy L. Conlin, Suzan M. Barron, William J. Ballou, Russell L. Kane, Vincent P. Pietropaolo, Ellen Harrington, Tracy S. DiRienzo, Pamela A. McGrath, Cameron S. Avery and Stacy H. Winick individually, as my true and lawful attorney, with full power to each of them to sign for me and in my name, any and all registration statements and any and all amendments to the registration statements filed under the Securities Act of 1933 or the Investment Company Act of 1940 with the Securities and Exchange Commission for the purpose of complying with such registration requirements in my capacity as a trustee or officer of Liberty-Stein Roe Funds Investment Trust, Liberty-Stein Roe Funds Income Trust, Liberty-Stein Roe Funds Institutional Trust, Liberty-Stein Roe Funds Trust, Liberty-Stein Roe Funds Municipal Trust, Liberty-Stein Roe Funds Advisor Trust, SR&F Base Trust, Stein Roe Variable Investment Trust, Liberty-Stein Roe Advisor Floating Rate Fund, Liberty-Stein Roe Institutional Floating Rate Income Fund, and Stein Roe Floating Rate Limited Liability Company (together "Liberty-Stein Roe Funds"). This Power of Attorney authorizes the above individuals to sign my name and will remain in full force and effect until specifically rescinded by me.

I specifically permit this Power of Attorney to be filed, as an exhibit to a registration statement or amendment to a registration statement of any or all Liberty-Stein Roe Funds with the Securities and Exchange Commission and I request that this Power of Attorney then constitutes authority to sign additional amendments and registration statements by virtue of its incorporation by reference into the registration statements and amendments for the Liberty-Stein Roe Funds.

In witness, I have signed this Power of Attorney on this 22nd day of May, 2000.




                                                     /s/ John A.Bacon, Jr.
                                                     John A. Bacon, Jr.

                         POWER OF ATTORNEY FOR SIGNATURE



The undersigned constitutes Nancy L. Conlin, Suzan M. Barron, William J. Ballou, Russell L. Kane, Vincent P. Pietropaolo, Ellen Harrington, Tracy S. DiRienzo, Pamela A. McGrath, Cameron S. Avery and Stacy H. Winick individually, as my true and lawful attorney, with full power to each of them to sign for me and in my name, any and all registration statements and any and all amendments to the registration statements filed under the Securities Act of 1933 or the Investment Company Act of 1940 with the Securities and Exchange Commission for the purpose of complying with such registration requirements in my capacity as a trustee or officer of Liberty-Stein Roe Funds Investment Trust, Liberty-Stein Roe Funds Income Trust, Liberty-Stein Roe Funds Institutional Trust, Liberty-Stein Roe Funds Trust, Liberty-Stein Roe Funds Municipal Trust, Liberty-Stein Roe Funds Advisor Trust, SR&F Base Trust, Stein Roe Variable Investment Trust, Liberty-Stein Roe Advisor Floating Rate Fund, Liberty-Stein Roe Institutional Floating Rate Income Fund, and Stein Roe Floating Rate Limited Liability Company (together "Liberty-Stein Roe Funds"). This Power of Attorney authorizes the above individuals to sign my name and will remain in full force and effect until specifically rescinded by me.

I specifically permit this Power of Attorney to be filed, as an exhibit to a registration statement or amendment to a registration statement of any or all Liberty-Stein Roe Funds with the Securities and Exchange Commission and I request that this Power of Attorney then constitutes authority to sign additional amendments and registration statements by virtue of its incorporation by reference into the registration statements and amendments for the Liberty-Stein Roe Funds.

In witness, I have signed this Power of Attorney on this 22nd day of May, 2000.





                                                     /s/ William W.Boyd
                                 William W. Boyd

                         POWER OF ATTORNEY FOR SIGNATURE



The undersigned constitutes Nancy L. Conlin, Suzan M. Barron, William J. Ballou, Russell L. Kane, Vincent P. Pietropaolo, Ellen Harrington, Tracy S. DiRienzo, Pamela A. McGrath, Cameron S. Avery and Stacy H. Winick individually, as my true and lawful attorney, with full power to each of them to sign for me and in my name, any and all registration statements and any and all amendments to the registration statements filed under the Securities Act of 1933 or the Investment Company Act of 1940 with the Securities and Exchange Commission for the purpose of complying with such registration requirements in my capacity as a trustee or officer of Liberty-Stein Roe Funds Investment Trust, Liberty-Stein Roe Funds Income Trust, Liberty-Stein Roe Funds Institutional Trust, Liberty-Stein Roe Funds Trust, Liberty-Stein Roe Funds Municipal Trust, Liberty-Stein Roe Funds Advisor Trust, SR&F Base Trust, Stein Roe Variable Investment Trust, Liberty-Stein Roe Advisor Floating Rate Fund, Liberty-Stein Roe Institutional Floating Rate Income Fund, and Stein Roe Floating Rate Limited Liability Company (together "Liberty-Stein Roe Funds"). This Power of Attorney authorizes the above individuals to sign my name and will remain in full force and effect until specifically rescinded by me.

I specifically permit this Power of Attorney to be filed, as an exhibit to a registration statement or amendment to a registration statement of any or all Liberty-Stein Roe Funds with the Securities and Exchange Commission and I request that this Power of Attorney then constitutes authority to sign additional amendments and registration statements by virtue of its incorporation by reference into the registration statements and amendments for the Liberty-Stein Roe Funds.

In witness, I have signed this Power of Attorney on this 22nd day of May, 2000.





                                /s/ Lindsey Cook
                                  Lindsay Cook

                         POWER OF ATTORNEY FOR SIGNATURE


The undersigned constitutes Nancy L. Conlin, Suzan M. Barron, William J. Ballou, Russell L. Kane, Vincent P. Pietropaolo, Ellen Harrington, Tracy S. DiRienzo, Pamela A. McGrath, Cameron S. Avery and Stacy H. Winick individually, as my true and lawful attorney, with full power to each of them to sign for me and in my name, any and all registration statements and any and all amendments to the registration statements filed under the Securities Act of 1933 or the Investment Company Act of 1940 with the Securities and Exchange Commission for the purpose of complying with such registration requirements in my capacity as a trustee or officer of Liberty-Stein Roe Funds Investment Trust, Liberty-Stein Roe Funds Income Trust, Liberty-Stein Roe Funds Institutional Trust, Liberty-Stein Roe Funds Trust, Liberty-Stein Roe Funds Municipal Trust, Liberty-Stein Roe Funds Advisor Trust, SR&F Base Trust, Stein Roe Variable Investment Trust, Liberty-Stein Roe Advisor Floating Rate Fund, Liberty-Stein Roe Institutional Floating Rate Income Fund, and Stein Roe Floating Rate Limited Liability Company (together "Liberty-Stein Roe Funds"). This Power of Attorney authorizes the above individuals to sign my name and will remain in full force and effect until specifically rescinded by me.

I specifically permit this Power of Attorney to be filed, as an exhibit to a registration statement or amendment to a registration statement of any or all Liberty-Stein Roe Funds with the Securities and Exchange Commission and I request that this Power of Attorney then constitutes authority to sign additional amendments and registration statements by virtue of its incorporation by reference into the registration statements and amendments for the Liberty-Stein Roe Funds.

In witness, I have signed this Power of Attorney on this 22nd day of May, 2000.





                                                     /s/ Douglas A. Hacker
                                Douglas A. Hacker

                                                POWER OF ATTORNEY FOR SIGNATURE



The undersigned constitutes Nancy L. Conlin, Suzan M. Barron, William J. Ballou, Russell L. Kane, Vincent P. Pietropaolo, Ellen Harrington, Tracy S. DiRienzo, Pamela A. McGrath, Cameron S. Avery and Stacy H. Winick individually, as my true and lawful attorney, with full power to each of them to sign for me and in my name, any and all registration statements and any and all amendments to the registration statements filed under the Securities Act of 1933 or the Investment Company Act of 1940 with the Securities and Exchange Commission for the purpose of complying with such registration requirements in my capacity as a trustee or officer of Liberty-Stein Roe Funds Investment Trust, Liberty-Stein Roe Funds Income Trust, Liberty-Stein Roe Funds Institutional Trust, Liberty-Stein Roe Funds Trust, Liberty-Stein Roe Funds Municipal Trust, Liberty-Stein Roe Funds Advisor Trust, SR&F Base Trust, Stein Roe Variable Investment Trust, Liberty-Stein Roe Advisor Floating Rate Fund, Liberty-Stein Roe Institutional Floating Rate Income Fund, and Stein Roe Floating Rate Limited Liability Company (together "Liberty-Stein Roe Funds"). This Power of Attorney authorizes the above individuals to sign my name and will remain in full force and effect until specifically rescinded by me.

I specifically permit this Power of Attorney to be filed, as an exhibit to a registration statement or amendment to a registration statement of any or all Liberty-Stein Roe Funds with the Securities and Exchange Commission and I request that this Power of Attorney then constitutes authority to sign additional amendments and registration statements by virtue of its incorporation by reference into the registration statements and amendments for the Liberty-Stein Roe Funds.

In witness, I have signed this Power of Attorney on this 22nd day of May, 2000.





                                                     /s/ Janet Langford Kelly
                                                     Janet Langford Kelly

                         POWER OF ATTORNEY FOR SIGNATURE



The undersigned constitutes Nancy L. Conlin, Suzan M. Barron, William J. Ballou, Russell L. Kane, Vincent P. Pietropaolo, Ellen Harrington, Tracy S. DiRienzo, Pamela A. McGrath, Cameron S. Avery and Stacy H. Winick individually, as my true and lawful attorney, with full power to each of them to sign for me and in my name, any and all registration statements and any and all amendments to the registration statements filed under the Securities Act of 1933 or the Investment Company Act of 1940 with the Securities and Exchange Commission for the purpose of complying with such registration requirements in my capacity as a trustee or officer of Liberty-Stein Roe Funds Investment Trust, Liberty-Stein Roe Funds Income Trust, Liberty-Stein Roe Funds Institutional Trust, Liberty-Stein Roe Funds Trust, Liberty-Stein Roe Funds Municipal Trust, Liberty-Stein Roe Funds Advisor Trust, SR&F Base Trust, Stein Roe Variable Investment Trust, Liberty-Stein Roe Advisor Floating Rate Fund, Liberty-Stein Roe Institutional Floating Rate Income Fund, and Stein Roe Floating Rate Limited Liability Company (together "Liberty-Stein Roe Funds"). This Power of Attorney authorizes the above individuals to sign my name and will remain in full force and effect until specifically rescinded by me.

I specifically permit this Power of Attorney to be filed, as an exhibit to a registration statement or amendment to a registration statement of any or all Liberty-Stein Roe Funds with the Securities and Exchange Commission and I request that this Power of Attorney then constitutes authority to sign additional amendments and registration statements by virtue of its incorporation by reference into the registration statements and amendments for the Liberty-Stein Roe Funds.

In witness, I have signed this Power of Attorney on this 22nd day of May, 2000.





                                                     /s/ Charles R. Nelson
                                Charles R. Nelson

                         POWER OF ATTORNEY FOR SIGNATURE



The undersigned constitutes Nancy L. Conlin, Suzan M. Barron, William J. Ballou, Russell L. Kane, Vincent P. Pietropaolo, Ellen Harrington, Tracy S. DiRienzo, Pamela A. McGrath, Cameron S. Avery and Stacy H. Winick individually, as my true and lawful attorney, with full power to each of them to sign for me and in my name, any and all registration statements and any and all amendments to the registration statements filed under the Securities Act of 1933 or the Investment Company Act of 1940 with the Securities and Exchange Commission for the purpose of complying with such registration requirements in my capacity as a trustee or officer of Liberty-Stein Roe Funds Investment Trust, Liberty-Stein Roe Funds Income Trust, Liberty-Stein Roe Funds Institutional Trust, Liberty-Stein Roe Funds Trust, Liberty-Stein Roe Funds Municipal Trust, Liberty-Stein Roe Funds Advisor Trust, SR&F Base Trust, Stein Roe Variable Investment Trust, Liberty-Stein Roe Advisor Floating Rate Fund, Liberty-Stein Roe Institutional Floating Rate Income Fund, and Stein Roe Floating Rate Limited Liability Company (together "Liberty-Stein Roe Funds"). This Power of Attorney authorizes the above individuals to sign my name and will remain in full force and effect until specifically rescinded by me.

I specifically permit this Power of Attorney to be filed, as an exhibit to a registration statement or amendment to a registration statement of any or all Liberty-Stein Roe Funds with the Securities and Exchange Commission and I request that this Power of Attorney then constitutes authority to sign additional amendments and registration statements by virtue of its incorporation by reference into the registration statements and amendments for the Liberty-Stein Roe Funds.

In witness, I have signed this Power of Attorney on this 22nd day of May, 2000.





                                                     /s/ Thomas C. Theobald
                                                     Thomas C. Theobald

                         POWER OF ATTORNEY FOR SIGNATURE

The undersigned constitutes Kevin M. Carome, Suzan M. Barron, William J. Ballou, Russell L. Kane, Vincent P. Pietropaolo, Ellen Harrington, Tracy S. DiRienzo, Pamela A. McGrath, Cameron S. Avery and Stacy H. Winick individually, as my true and lawful attorney, with full power to each of them to sign for me and in my name, any and all registration statements and any and all amendments to the registration statements filed under the Securities Act of 1933 or the Investment Company Act of 1940 with the Securities and Exchange Commission for the purpose of complying with such registration requirements in my capacity as a trustee or officer of Liberty-Stein Roe Funds Investment Trust, Liberty-Stein Roe Funds Income Trust, Liberty-Stein Roe Funds Institutional Trust, Liberty-Stein Roe Funds Trust, Liberty-Stein Roe Funds Municipal Trust, Liberty-Stein Roe Funds Advisor Trust, SR&F Base Trust, Stein Roe Variable Investment Trust, Liberty Floating Rate Fund, Liberty-Stein Roe Institutional Floating Rate Income Fund, and Stein Roe Floating Rate Limited Liability Company (together "Liberty-Stein Roe Funds"). This Power of Attorney authorizes the above individuals to sign my name and will remain in full force and effect until specifically rescinded by me.

I specifically permit this Power of Attorney to be filed, as an exhibit to a registration statement or amendment to a registration statement of any or all Liberty-Stein Roe Funds with the Securities and Exchange Commission and I request that this Power of Attorney then constitutes authority to sign additional amendments and registration statements by virtue of its incorporation by reference into the registration statements and amendments for the Liberty-Stein Roe Funds.

In witness, I have signed this Power of Attorney on this 17th day of October, 2000.



/s/ JOSEPH R. PALOMBO
----------------------
Joseph R. Palombo

                            SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement pursuant to Rule 486 (b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in Chicago, Illinois on the 8th day of December, 2000.

                             LIBERTY FLOATING
                             RATE FUND

                             By: STEPHEN E. GIBSON  Stephen E. Gibson, President

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature                        Title                   Date
------------------------    ---------------------   --------------
STEPHEN E. GIBSON          President                    December 8, 2000
Stephen E. Gibson
Principal Executive Officer

JOSEPH R. PALOMBO          Executive                    December 8, 2000
Principal Financial Officer  Vice President
And Principal Accounting Officer

JOHN A. BACON JR.           Trustee                 December 8, 2000
John A. Bacon Jr.

WILLIAM W. BOYD             Trustee                 December 8, 2000
William W. Boyd

LINDSAY COOK                Trustee                 December 8, 2000
Lindsay Cook

DOUGLAS A. HACKER           Trustee                 December 8, 2000
Douglas A. Hacker

JANET LANGFORD KELLY        Trustee                 December 8, 2000
Janet Langford Kelly

CHARLES R. NELSON           Trustee                 December 8, 2000
Charles R. Nelson

THOMAS C. THEOBALD          Trustee                 December 8, 2000
Thomas C. Theobald



                            SIGNATURES

     Pursuant to the requirements of the Investment Company Act of 1940, the undersigned has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in Chicago, Illinois on the 8th day of December, 2000.

                             STEIN ROE FLOATING RATE LIMITED
                             LIABILITY COMPANY

                             By: STEPHEN E. GIBSON
                                 Stephen E. Gibson
                                             President

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature                        Title                   Date
------------------------    ---------------------   --------------
STEPHEN E. GIBSON          President                   December 8, 2000
Stephen E. Gibson
Principal Executive Officer

JOSEPH R. PALOMBO          Executive                   December 8, 2000
Principal Financial Officer Vice President
And Principal Accounting Officer

JOHN A. BACON JR.           Manager                December 8, 2000
John A. Bacon Jr.

WILLIAM W. BOYD             Manager                December 8, 2000
William W. Boyd

LINDSAY COOK                Manager                December 8, 2000
Lindsay Cook

DOUGLAS A. HACKER           Manager                December 8, 2000
Douglas A. Hacker

JANET LANGFORD KELLY        Manager                December 8, 2000
Janet Langford Kelly

CHARLES R. NELSON           Manager                December 8, 2000
Charles R. Nelson

THOMAS C. THEOBALD          Manager                December 8, 2000
Thomas C. Theobald




            LIBERTY FLOATING RATE FUND
            INDEX OF EXHIBITS FILED WITH THIS AMENDMENT

Exhibit
Number    Exhibit
--------  --------------------------------------------------
(a) (3)     Amendment to Agreement and Declaration of Trust
(b) (2)     Amendment to By-Laws
(b) (3)     Amendment to By-Laws

(l)(2)    Opinion of Bell, Boyd & Lloyd

(n)         Consent of PricewaterhouseCoopers LLP